COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Annual purchase commitment	$ 4.6
Remaining contractual obligations	8.5
Remaining contractual obligations remaining for the next 12 months	4.9
Maximum potential amount of undiscounted future payments	$ 26.0